Borrowings and debentures (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of borrowings and debentures

		Annual stated interest rate (%)	Maturity	2024	2023
Foreign currency
Bonds		Note 15 (c)		43,921	31,980
Loans indexed to SOFR	(i)	1.67	Jan/2025 to Feb/2031	5,261	5,604
Other		5.65	Jan/2025 to Aug/2028	384	58
Transactions costs				(514)	(478)
				49,052	37,164

Local currency
Debentures		Note 15 (d)		3,075	3,910
Loans indexed to IPCA		6.04	Jan/2025 to Jan/2031	291	341
Loans indexed to CDI		1.48	Jan/2025 to Jul/2027	827	830
Other		6.72	Jan/2025 to May/2026	8	19
Transactions costs				(21)	(28)
				4,180	5,072

Foreign currency and local currency
Current liabilities				2,278	2,029
Non-current liabilities				50,954	40,207
Total				53,232	42,236

(i)	Debts indexed to the Security Overnight Financing Rate ("SOFR") include: (a) R$ 2,369 from credit facility contracted by Braskem Holanda Finance and Braskem Holanda, with insurance from SACE and NEXI, Italian and Japanese export credit agencies, respectively, and guarantee from Braskem; (b) R$ 599 from Credit facility contracted by Braskem America, secured by Euler Hermes, the German export credit agency; and (c) R$ 103 from credit facility contracted by Braskem with a term of 7 years and guarantee of its own assets.

Schedule of long-term borrowings

	2024	2023

2025	-	579
2026	2,082	1,743
2027	2,098	2,208
2028	8,495	6,769
2029	2,139	2,850
2030	9,565	7,527
2031	5,490	4,328
2032	100	105
2033	6,184	4,837
2034	5,256	-
2035 and thereafter	9,545	9,261
Total	50,954	40,207

Schedule of bonds

			Interest
Issuance date		Maturity	(% per year)	2024	2023
Jul-2011 and Jul-2012		Jul-2041	7.125	3,614	2,825
Oct-2017		Jan-2028	4.500	7,417	5,798
Nov-2019		Jan-2030	4.500	9,418	7,364
Nov-2019		Jan-2050	5.875	4,758	3,720
Jul-2020	(i)	Jan-2081	8.500	1,526	3,077
Feb-2023		Feb-2033	7.250	6,364	4,976
Sep-2023		Jan-2031	8.500	5,472	4,220
Oct-2024		Oct-2034	8.000	5,352	-
Total				43,921	31,980

(i)	The bond can be repaid by the Company at par value, for periods of 90 days prior to each interest reset, with the first interest reset taking place in January 2026 and the others every 5 years thereafter. In November 2024, Braskem Holanda Finance completed the tender offer for subordinated notes maturing in 2081, having repurchased the principal amount of R$ 2,075 million of the notes.

Schedule of debentures

Issuance date		Issuer	Series	Maturity	Annual stated interest rate (%)	2024	2023
Mar-2013	(i)	DAC	Only	Mar-2025	IPCA + 6.00	-	64
Sep-2013	(i)	Cetrel	Only	Sep-2025	126.5% of CDI	-	22
Jan-2022	(ii)	Braskem	1st	Dec-2028	IPCA + 5.54	676	644
Jan-2022	(ii)	Braskem	2nd	Dec-2031	IPCA + 5.57	162	154
May-2022	(iii)	Braskem	1st	May-2029	CDI + 1.75	768	769
May-2022	(iii)	Braskem	2nd	May-2032	CDI + 2.00	248	248
Aug-2022	(iii)	Braskem	Only	Aug-2029	CDI + 1.75	-	787
Nov-2022	(iii)	Braskem	1st	Nov-2029	CDI + 1.70	1,123	1,124
Nov-2022	(iii)	Braskem	2nd	Nov-2032	CDI + 1.95	98	98
						3,075	3,910

(i)	On September 30, 2024, the balances of Cetrel and DAC were written off, as per note 1.

(ii)	Private debentures issued by Braskem, used as guarantee for the issue of Agribusiness Receivables Certificate ("CRA") by Eco Securitizadora de Direitos Creditórios do Agronegócio S.A.

(iii)	Unsecured debentures. The debentures issued in August 2022 were fully prepaid in April 2024.